Leases (Tables)	12 Months Ended
Mar. 31, 2023
Summary of the movements in the carrying value of right of use assets

	Buildings	Others	Total
Balance as of April 1, 2021	441,871	7,969	449,840
Additions	-	-	-
Deletions#	(157,509)	-	(157,509)
Depreciation (Refer note 13)	(54,674)	(7,969)	(62,643)
Effects of movements in foreign exchange rates	22	-	22
Balance as of March 31, 2022	229,710	-	229,710
Additions	21,626	11,773	33,399
Deletions	(5,705)	-	(5,705)
Depreciation (Refer note 13)	(55,743)	(906)	(56,649)
Effects of movements in foreign exchange rates	5	-	5
Balance as of March 31, 2023	189,893	10,867	200,760

Schedule of amounts recognised in profit or loss

The following are the amounts recognised in profit or loss:

	March 31,
	2022	2023
Depreciation expense of right-of-use asset (Refer note 13)	62,643	56,649
Interest expense on lease liabilities (Refer note 16)	43,871	35,992
Expense relating to short-term leases (Refer note 12)	2,330	1,832
Total amount recognised in profit or loss	108,844	94,473

Schedule of lease liabilities by classification

The following is the break-up of current and non-current lease liabilities as of March 31, 2022 and March 31, 2023:

	March 31,
	2022	2023
Current lease liabilities	38,991	47,835
Non-current lease liabilities	230,668	203,393
Total	269,659	251,228

Schedule of carrying amounts of lease liabilities and the movements during the period

The following is the movement in lease liabilities during the year ended March 31, 2022 and March 31, 2023:

	March 31,
	2022	2023
Balance as of April 1	502,968	269,659
Additions	-	33,395
Finance cost accrued during the period (Refer note 16)	43,871	35,992
Deletions#	(174,505)	(9,956)
Payment of lease liabilities*	(94,213)	(77,864)
Gain on modification of leases/rent concession (Refer note 10)	(8,485)	-
Effects of movements in foreign exchange rates	23	2
Balance as of March 31	269,659	251,228

*	During the year ended March 31, 2023, payment of lease liabilities has been adjusted with security deposit of INR Nil (March 31, 2022: 13,798) due to termination of some lease contracts.

Schedule of contractual maturities of lease liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2022 and March 31, 2023 on an undiscounted basis:

	March 31,
	2022	2023
Less than one year	74,457	79,832
One to five years	239,584	240,906
More than five years	84,618	28,639
Total	398,659	349,377